Leases (Details) - USD ($)		12 Months Ended
	Jul. 01, 2021	Jun. 30, 2023	Aug. 02, 2021	Jul. 15, 2019
Leases [Abstract]
Operating lease right-of-use assets and corresponding lease liabilities (in Dollars)	$ 470,564
Lease term			3 years	5 years
Lease payments for asset		5.00%